Business	12 Months Ended
Jun. 28, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business	Business
Overview
Cree, Inc. (the Company) is an innovator of wide bandgap semiconductors, focused on silicon carbide and gallium nitride (GaN) materials and devices for power and radio-frequency (RF) applications. The Company's silicon carbide and GaN materials and devices are targeted for applications such as transportation, power supplies, inverters and wireless systems.
In addition, the Company is an innovator of specialty lighting-class light emitting diode (LED) products. The Company's LEDs are targeted for use in indoor and outdoor lighting, electronic signs and signals and video displays.
Previously, the Company designed, manufactured and sold LED lighting fixtures and lamps for the commercial, industrial and consumer markets. The Company referred to these product lines as the Lighting Products business unit. As discussed in Note 3, “Discontinued Operations,” on May 13, 2019, the Company sold its Lighting Products business unit to IDEAL Industries, Inc. (IDEAL).
As discussed more fully below in Note 3, “Discontinued Operations,” on October 18, 2020, the Company entered into a definitive agreement to sell certain assets and subsidiaries comprising its former LED Products segment (the LED Business) to SMART Global Holdings, Inc. (SGH) and its wholly owned newly-created acquisition subsidiary (collectively with SGH, SMART) for up to $300 million, including fixed upfront and deferred payments and contingent consideration (the LED Business Divestiture).
As a result, the Company has classified the results and cash flows of the LED Products segment as discontinued operations in its consolidated statements of operations and consolidated statements of cash flows for all periods presented. Additionally, the related assets and liabilities associated with the discontinued operations are classified as held for sale in the consolidated balance sheets. Unless otherwise noted, discussion within these notes to the consolidated financial statements relates to the Company's continuing operations.
The Company’s continuing operations consist of the Wolfspeed business, which includes silicon carbide and GaN materials, power devices and RF devices based on wide bandgap semiconductor materials and silicon. The Company’s materials products and power devices are used in electric vehicles, motor drives, power supplies, solar and transportation applications. The Company’s materials products and RF devices are used in military communications, radar, satellite and telecommunication applications.
The majority of the Company's products are manufactured at its production facilities located in North Carolina, California, Arkansas and China. The Company also uses contract manufacturers for certain products and aspects of product fabrication, assembly and packaging. Additionally, the Company is in the process of building a silicon carbide fabrication facility in New York. The Company operates research and development facilities in North Carolina, Arizona, Arkansas, New York, California and China (including Hong Kong).
Cree, Inc. is a North Carolina corporation established in 1987, and its headquarters are in Durham, North Carolina.